Commitments and Contingencies - Summary of Other Commitments and Contingencies (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Commitments And Contingencies [abstract]
Guarantees	€ 864	€ 918
Other guarantees	€ 0	€ 6